Note 11 - Other Liabilities (Details) - Other Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities [Abstract]
Accrued interest payable	$ 364	$ 492
Other	1,999	1,516
Total	$ 2,363	$ 2,008